Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES	$ 25,826,632	$ 31,356,251
COST OF REVENUES	23,284,240	28,752,889
GROSS PROFIT	2,542,392	2,603,362
OPERATING EXPENSES:
Compensation and related benefits	2,335,388	13,158,040
Legal and professional fees	3,920,606	2,096,359
Rent	651,806	419,249
General and administrative expenses	814,306	2,791,272
Contingency loss	3,035,837	586,784
Impairment loss		3,842,259
Total Operating Expenses	10,757,943	22,893,963
LOSS FROM OPERATIONS	(8,215,551)	(20,290,601)
OTHER (EXPENSES) INCOME:
Interest expense	(7,377,164)	(6,318,122)
Interest expense - related parties	(174,947)	(222,328)
Loan fees		(601,121)
Gain on debt extinguishment, net	7,847,073	39,090,168
Settlement expense	(545,616)
Other income	376,750
Derivative expense, net	(34,692,503)	(55,841,032)
Total Other (Expenses) Income	(34,566,407)	(23,892,435)
LOSS FROM CONTINUING OPERATIONS	(42,781,958)	(44,183,036)
LOSS FROM DISCONTINUED OPERATIONS:
Loss from discontinued operations		(681,426)
NET LOSS	(42,781,958)	(44,864,462)
Deemed dividend related to ratchet adjustment and beneficial conversion features	(19,223,242)	(981,548)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (62,005,200)	$ (45,846,010)
NET LOSS PER COMMON SHARE - BASIC AND DILUTED
Net loss from continuing operations	$ (0.08)	$ (4.73)
Loss from discontinued operations	(0.00)	(0.07)
Net loss per common share - basic and diluted	$ (0.08)	$ (4.80)
WEIGHTED AVERAGE COMMON SHARE OUTSTANDING:
Basic and diluted	751,822,976	9,561,186